UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5047

					Tax-Free Fund of Colorado
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	06/30/07

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.
SEMI-ANNUAL
REPORT

JUNE 30, 2007

                [LOGO OF TAX-FREE FUND OF COLORADO: A SQUARE WITH
                 SILLHOUETTES OF TWO MOUNTAINS AND A RISING SUN]

                                  TAX-FREE FUND
                                       OF
                                    COLORADO

                          A TAX-FREE INCOME INVESTMENT

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS (SM)

[LOGO OF TAX-FREE FUND OF COLORADO:
A SQUARE WITH SILHOUETTES OF TWO
MOUNTAINS AND A RISING SUN]

                   SERVING COLORADO INVESTORS FOR TWO DECADES

                           TAX-FREE FUND OF COLORADO

                           "PROFESSIONAL MANAGEMENT"

                                                                    August, 2007

Dear Fellow Shareholder:

Rising interest rates, reaching for yield and tightening yield curves - these are all topics that have been in the news as of late. While there is a plethora of information available on these topics and others if you are interested, the good news is that when it comes to Tax-Free Fund of Colorado you don't need to be versed in "financialese" any more than you wish.

Why? Because one of the conveniences afforded you through an investment in Tax-Free Fund of Colorado is local active professional portfolio management. The Fund's portfolio manager continuously monitors economic, monetary and financial trends and adjusts the portfolio accordingly as and when he deems appropriate.

Your Fund's portfolio manager provides ongoing surveillance of the marketplace and strives to maneuver cautiously through its ups and downs - much like a ship's captain whose job it is to ride out sudden storms.

Not unlike the prudent ship's captain who ensures that the cargo is properly balanced and positioned, the Fund's portfolio manager is constantly monitoring the investment portfolio and the economic weather conditions striving to provide as stable a net asset value and as high a level of tax-free income as possible.

As with a ship in choppy seas, your investment requires constant vigilance and nimble reflexes in all phases of its management. This does not, however, mean selling and buying securities continuously based upon market blips. What it does mean is being a keen observer of the scene, monitoring securities very carefully and taking action as appropriate whenever significant changes occur or are anticipated.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

Your portfolio manager seeks opportunities that make sense within the prevailing marketplace and which provide double tax-free income while maintaining the overall conservative nature of the portfolio.

In short, your professional manager does the work for you. So, the next time you come across a boring, complex analysis of the bond market, feel free to flip right past it. Your Fund's portfolio management team's job (and their passion) is to keep on top of and make sense out of all the news. Thus, like a seasoned traveler, you can enjoy your trip knowing that there are experienced eyes watching the waters and steady hands on the helm.

                                   Sincerely,


/s/ Lacy B. Herrmann                       /s/ Diana P. Herrmann

Lacy B. Herrmann                           Diana P. Herrmann
Founder and Chairman Emeritus              President

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (33.5%)                             S&P              VALUE
---------------   ---------------------------------------------------------- --------       -------------
                  CITY & COUNTY (1.0%)
                  Denver, Colorado City & County Art Museum
$     2,000,000   5.000%, 08/01/15 .........................................  Aa1/AA+       $   2,085,340
                                                                                            -------------
                  METROPOLITAN DISTRICT (6.7%)
                  Arapahoe, Colorado Park & Recreation District
      1,070,000   5.000%, 12/01/17 FGIC Insured ............................  Aaa/NR            1,113,592
                  Aspen Grove Business Improvement District,
                     Colorado Refunding
      1,150,000   4.750%, 12/01/21Radian Insured ...........................   NR/AA            1,162,133
                  Castle Pines, Colorado Metropolitan District
      1,060,000   5.500%, 12/01/07 FSA Insured .............................  Aaa/AAA           1,067,325
                  Fiddlers Business Improvement District Greenwood
                     Village, Colorado Refunding & Capital
                     Improvement-Sr. Lien-Series 1
      1,000,000   5.000%, 12/01/22 ACA Insured .............................   NR/A             1,011,930
                  Foothills, Colorado Park & Recreational District
      1,310,000   5.000%, 12/01/12 FSA Insured .............................  Aaa/NR            1,361,850
      1,325,000   5.000%, 12/01/13 FSA Insured .............................  Aaa/NR            1,375,814
                  Highlands Ranch, Colorado Metropolitan District
                     #1, Refunding
      1,000,000   5.750%, 09/01/08 AMBAC Insured ...........................  Aaa/AAA           1,022,130
      1,730,000   5.750%, 09/01/09 AMBAC Insured ...........................  Aaa/AAA           1,794,373
                  Hyland Hills Metro Park & Recreation District, Colorado
                     Special Revenue Refunding & Improvement
      1,275,000   4.375%, 12/15/26 ACA Insured .............................   NR/A             1,188,096
                  North Metro Fire Rescue District, Colorado
      1,200,000   4.625%, 12/01/20 AMBAC Insured ...........................  Aaa/AAA           1,232,676
                  South Suburban, Colorado Park & Recreational District
      1,365,000   5.125%, 12/15/09 FGIC Insured ............................  Aaa/AAA           1,390,157
                                                                                            -------------
                  Total Metropolitan District                                                  13,720,076
                                                                                            -------------
                  SCHOOL DISTRICTS (25.8%)
                  Adams County, Colorado School District #12
                     (Adams 12 Five Star Schools)
      1,255,000   5.625%, 12/15/08 FGIC Insured Pre-Refunded ...............  Aaa/AAA           1,277,841
      1,170,000   5.000%, 12/15/12 MBIA Insured ............................  Aaa/AAA           1,216,695
        830,000   5.000%, 12/15/12 MBIA Insured Pre-Refunded ...............  Aaa/AAA             865,873

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                         S&P              VALUE
---------------   ---------------------------------------------------------- --------       -------------
                  SCHOOL DISTRICTS (CONTINUED)
                  Adams County, Colorado School District #14
$     1,275,000   5.750%, 12/01/08 FSA Insured Pre-Refunded ................  Aaa/AAA       $   1,297,899
                  Adams County 12 Five Star Schools,
                     Colorado Refunding
      2,000,000   4.500%, 12/15/20 MBIA Insured ............................  Aaa/AAA           2,019,900
                  Adams and Weld Counties, Colorado School
                     District #027J (Brighton) Refunding
      1,600,000   4.375%, 12/01/19 FSA Insured .............................  Aaa/AAA           1,597,664
                  Arapahoe County, Colorado Cherry Creek School
                     District #5
      1,000,000   5.500%, 12/15/08 .........................................  Aa2/AA            1,023,790
      2,760,000   5.500%, 12/15/11 Pre-Refunded ............................  Aa2/AA            2,865,874
      2,750,000   5.500%, 12/15/12 Pre-Refunded ............................  Aa2/AA            2,855,490
                  Boulder Valley, Colorado School District
      1,215,000   5.500%, 12/01/08 FGIC Insured ............................  Aaa/AAA           1,235,619
                  Clear Creek, Colorado School District
      1,000,000   5.000%, 12/01/16 FSA Insured .............................  Aaa/AAA           1,043,200
                  Denver, Colorado City & County School District #1
                     Series A Refunding
      1,000,000   5.600%, 06/01/08 .........................................  Aa3/AA-           1,016,010
                  Douglas & Elbert Counties, Colorado School District
                     # Re-1, Series 1992
      2,000,000   5.250%, 12/15/11 FGIC Insured Pre-Refunded ...............  Aaa/AAA           2,066,100
                  El Paso County, Colorado School District #11
                     Colorado Springs
      1,330,000   6.250%, 12/01/08 .........................................  Aa3/AA-           1,372,108
                  El Paso County, Colorado School District #20
      1,000,000   6.150%, 12/15/08 MBIA Insured ............................  Aaa/AAA           1,032,980
      1,500,000   5.000%, 12/15/14 FGIC Insured ............................  Aaa/NR            1,571,205
                  El Paso County, Colorado School District #38
      1,110,000   5.700%, 12/01/12 Pre-Refunded ............................  Aa3/NR            1,172,737
                  El Paso County, Colorado School District #49
      1,500,000   5.500%, 12/01/13 FSA Insured Pre-Refunded ................  Aaa/AAA           1,625,805
      1,000,000   5.250%, 12/01/14 FGIC Insured Pre-Refunded ...............  Aaa/AAA           1,052,880

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                         S&P              VALUE
---------------   ---------------------------------------------------------- --------       -------------
                  SCHOOL DISTRICTS (CONTINUED)
                  Garfield County, Colorado School District
$     1,250,000   5.000%, 12/01/17 FSA Insured .............................  Aaa/NR        $   1,300,925
                  Jefferson County, Colorado School District # R-1
      3,000,000   5.500%, 12/15/09 FGIC Insured Pre-Refunded ...............  Aaa/AAA           3,102,360
      2,340,000   5.250%, 12/15/11 FGIC Insured Pre-Refunded ...............  Aaa/AAA           2,411,698
      1,000,000   5.500%, 12/15/13 FGIC Insured Pre-Refunded ...............  Aaa/AAA           1,034,120
                  La Plata County, Colorado School District #9
      1,500,000   5.000%, 11/01/18 MBIA Insured Pre-Refunded ...............  Aaa/NR            1,571,925
                  Larimer County, Colorado School District #R1
                     Poudre Series A Refunding
      2,100,000   5.250%, 12/15/11 .........................................  Aa3/AAA           2,135,553
                  Pueblo County, Colorado School District #70
      1,040,000   5.500%, 12/01/09 AMBAC Insured ...........................  Aaa/AAA           1,047,186
      1,000,000   5.000%, 12/01/15 FGIC Insured ............................  Aaa/AAA           1,039,580
      3,440,000   5.000%, 12/01/16 FGIC Insured ............................  Aaa/AAA           3,570,503
                  Teller County, Colorado School District #2
                     Woodland Park
      1,265,000   5.000%, 12/01/17 MBIA Insured ............................  Aaa/AAA           1,332,905
                  Weld and Adams Counties, Colorado School
                     District #3J
      1,000,000   5.500%, 12/15/10 AMBAC Insured Pre-Refunded ..............  Aaa/AAA           1,038,830
                  Weld County, Colorado School District #2
      1,315,000   5.000%, 12/01/15 FSA Insured .............................  Aaa/AAA           1,374,412
                  Weld County, Colorado School District #6
      1,195,000   5.000%, 12/01/15 FSA Insured Pre-Refunded ................  Aaa/AAA           1,246,218
                  Weld County, Colorado School District #8
      1,115,000   5.000%, 12/01/15 FSA Insured .............................  Aaa/AAA           1,169,234
      1,385,000   5.250%, 12/01/17 FSA Insured .............................  Aaa/AAA           1,469,056
                                                                                            -------------
                  Total School Districts ...................................                   53,054,175
                                                                                            -------------
                  Total General Obligation Bonds ...........................                   68,859,591
                                                                                            -------------
                  REVENUE BONDS (66.0%)

                  ELECTRIC (1.3%)
                  Colorado Springs, Colorado Utilities Revenue
      1,660,000   5.000%, 11/15/17 .........................................  Aa2/AA            1,730,351

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------- --------       -------------
                  ELECTRIC (CONTINUED)
                  Colorado Springs, Colorado Utilities Revenue
                     Subordinated Lien Improvement Series A
$     1,000,000   5.000%, 11/15/17 .........................................  Aa2/AA        $   1,047,040
                                                                                            -------------
                  Total Electric                                                                2,777,391
                                                                                            -------------
                  HIGHER EDUCATION (10.9%)
                  Boulder, Colorado Development Revenue UCAR
      1,760,000   5.000%, 09/01/16 MBIA Insured ............................  Aaa/AAA           1,835,346
      1,130,000   5.000%, 09/01/17 AMBAC Insured ...........................  Aaa/AAA           1,181,641
                  Colorado Educational & Cultural Facility Authority
                     Johnson & Wales
        860,000   5.000%, 04/01/18 XLCA Insured ............................  Aaa/AAA             890,272
                  Colorado Educational & Cultural Facility Authority
                     University of Colorado Foundation Project
      2,110,000   5.000%, 07/01/17 AMBAC Insured ...........................  Aaa/AAA           2,205,541
      1,865,000   5.375%, 07/01/18 AMBAC Insured ...........................  Aaa/AAA           1,980,798
                  Colorado Educational & Cultural Facility Authority
                     Refunding University of Denver Project Series B
      1,050,000   4.500%, 03/01/19 FGIC Insured ............................  Aaa/AAA           1,061,960
                  Colorado Mountain Jr. College District Student
                     Housing Facilities Enterprise Revenue
      1,000,000   4.500%, 06/01/18 MBIA Insured ............................  Aaa/AAA           1,011,800
                  Colorado Post Secondary Educational Facility
        860,000   5.500%, 03/01/08 MBIA Insured ............................  Aaa/AAA             869,555
                  Colorado State University System
      1,530,000   5.000%, 03/01/17 AMBAC Insured ...........................  Aaa/NR            1,594,872
                  University of Colorado Enterprise System
      1,000,000   5.000%, 06/01/11 .........................................  Aa3/AA-           1,036,520
      2,325,000   5.000%, 06/01/15 AMBAC Insured ...........................  Aaa/AAA           2,428,602
      1,735,000   5.000%, 06/01/16 .........................................  Aa3/AA-           1,824,457
      1,000,000   5.250%, 06/01/17 FGIC Insured ............................  Aaa/AAA           1,064,590
      1,000,000   4.375%, 06/01/19 FGIC Insured ............................  Aaa/AAA           1,002,030
                  University of Northern Colorado Auxiliary Facilities
        875,000   5.750%, 06/01/08 MBIA Insured ETM ........................  Aaa/AAA             890,558
      1,390,000   5.000%, 06/01/15 AMBAC Insured ...........................  Aaa/AAA           1,439,234
                                                                                            -------------
                  Total Higher Education ...................................                   22,317,776
                                                                                            -------------

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------- --------       -------------
                  HOSPITAL (6.1%)
                  Colorado Health Facility Authority Hospital
                     Revenue, Catholic Health Initiatives Series A
$     1,000,000   5.375%, 12/01/09 Pre-Refunded ............................  Aa2/AA        $   1,023,970
                  Colorado Health Facility Authority Hospital
                     Revenue, Sisters of Charity - Health Care
      1,000,000   6.250%, 05/15/09 AMBAC Insured, ETM ......................  Aaa/AAA           1,041,550
                  Colorado Health Facility Authority Hospital
                     Revenue, Sisters of Charity - Leavenworth
      1,000,000   5.500%, 12/01/08 MBIA Insured ............................  Aaa/AAA           1,021,910
      1,500,000   5.250%, 12/01/10 MBIA Insured ............................  Aaa/AAA           1,532,415
                  Colorado Health Facility Authority Revenue,
                     Catholic Health Initiatives-A
      1,500,000   5.000%, 09/01/21 .........................................  Aa2/AA            1,555,680
                  Colorado Health Facilities Authority Revenue,
                     Catholic Health-Series B-1 Refunding, Weekly
                     Reset VRDO*
      1,500,000   3.750%, 03/01/23 .........................................  AA2/AA            1,500,000
                  Colorado Health Facility Authority Revenue,
                     Evangelical Lutheran Project
      1,000,000   5.250%, 06/01/21 .........................................   A3/A-            1,035,190
                  Denver, Colorado Health & Hospital Authority
                     Healthcare Revenue Series A Refunding
      1,230,000   5.000%, 12/01/20 .........................................  NR/BBB            1,241,894
                  Park Hospital District Larimer County, Colorado
                     Limited Tax Revenue
      1,010,000   4.500%, 01/01/21 Assured Guaranty Insured ................  Aa1/AAA           1,014,242
                  University of Colorado Hospital Authority
                     Hospital Revenue
      1,475,000   5.500%, 11/15/07 AMBAC Insured ...........................  Aaa/NR            1,483,776
                                                                                            -------------
                  Total Hospital ...........................................                   12,450,627
                                                                                            -------------
                  HOUSING (1.2%)
                  Colorado Housing & Finance Authority
        445,000   6.050%, 10/01/16 Series 1999A3 ...........................  Aa2/NR              452,690
         15,000   6.125%, 11/01/23 Series 1998D3 ...........................  Aa2/NR               15,322

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------- --------       -------------
                  HOUSING (CONTINUED)
                  Colorado Housing & Finance Authority Multi-
                     Family/Project Bonds
$     1,575,000   4.250%, 10/01/17 Class II 2004 Series A-3 ................  Aa2/AA        $   1,571,031
                  Colorado Housing & Finance Authority, Single
                     Family Program Refunding
        210,000   5.000%, 08/01/13 Series 2001 Series B ....................   A1/A+              211,088
                  Colorado Housing Finance Authority, Single
                     Family Mortgage
         20,000   5.625%, 06/01/10 Series 1995D ............................  Aa2/NR               20,219
         20,000   5.750%, 11/01/10 Series 1996A ............................  Aa2/NR               20,044
                  Colorado Housing Finance Authority, Single
                     Family Mortgage
         40,000   5.700%, 10/01/22 2000C3 ..................................  Aa2/AA               40,062
                  Colorado Housing Finance Authority, Single
                     Family Mortgage Subordinated
        100,000   5.400%, 10/01/12 2000D ...................................   A1/A+              100,226
                  Denver, Colorado Single Family Mortgage Revenue
        100,000   5.000%, 11/01/15 GNMA Insured ............................  NR/AAA              101,094
                                                                                            -------------
                  Total Housing                                                                 2,531,776
                                                                                            -------------
                  LEASE (12.4%)
                  Aurora, Colorado COP
      2,105,000   5.250%, 12/01/13 AMBAC Insured Pre-Refunded ..............  Aaa/AAA           2,195,410
                  Broomfield, Colorado COP
      2,500,000   5.100%, 12/01/12 AMBAC Insured ...........................  Aaa/NR            2,586,650
                  Colorado Educational & Cultural Facilities Authority
                     Revenue, Ave Maria School Project Refunding
      1,000,000   4.850%, 12/01/25 Radian Insured ..........................   NR/AA              996,340
                  Colorado Educational & Cultural Facilities Authority
                     Revenue (Frontier Academy) Refunding
      1,300,000   4.375%, 06/01/19 CIFG Assurance North America,
                     Inc. Insured ..........................................  Aaa/AAA           1,286,285
                  Denver, Colorado City and County COP (Roslyn Fire)
      1,835,000   5.000%, 12/01/15 .........................................  Aa2/AA            1,903,134

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------- --------       -------------
                  LEASE (CONTINUED)
                  El Paso County, Colorado COP
$     1,100,000   5.250%, 12/01/09 MBIA Insured ............................  Aaa/AAA       $   1,134,254
                  El Paso County, Colorado COP (Judicial Building)
      1,760,000   5.000%, 12/01/16 AMBAC Insured ...........................  Aaa/AAA           1,845,606
                  El Paso County, Colorado COP (Judicial Complex
                     Project) Series A
      1,000,000   4.500%, 12/01/21 AMBAC Insured ...........................  NR/AAA            1,000,790
                  El Paso County, Colorado COP (Pikes Peak Regional
                     Development Authority)
      1,925,000   5.000%, 12/01/18 AMBAC Insured ...........................  Aaa/AAA           2,010,624
                  Fort Collins, Colorado Lease COP Series A
      3,020,000   4.750%, 06/01/18 AMBAC Insured ...........................  Aaa/NR            3,109,422
                  Fremont County, Colorado COP Refunding &
                     Improvement Series A
      2,075,000   5.000%, 12/15/18 MBIA Insured ............................  Aaa/AAA           2,167,815
                  Golden, Colorado COP
      1,575,000   4.375%, 12/01/20 FGIC Insured ............................  Aaa/AAA           1,575,551
                  Lakewood, Colorado COP
      1,440,000   5.200%, 12/01/13 AMBAC Insured Pre-Refunded ..............  Aaa/AAA           1,499,573
                  Northern Colorado Water Conservancy District COP
      1,000,000   5.000%, 10/01/15 MBIA Insured ............................  Aaa/AAA           1,043,900
                  Westminster, Colorado COP
      1,055,000   5.350%, 09/01/11 MBIA Insured ............................  Aaa/AAA           1,097,759
                                                                                            -------------
                  Total Lease                                                                  25,453,113
                                                                                            -------------
                  SALES TAX (13.9%)
                  Boulder, Colorado
      1,045,000   5.250%, 08/15/10 AMBAC Insured                              Aaa/AAA           1,074,344
                  Boulder, Colorado Open Space Acquisition
      1,250,000   5.500%, 08/15/12                                            Aa1/AA+           1,308,375
                  Boulder, Colorado Open Space Capital Improvement
      3,065,000   5.000%, 07/15/16 MBIA Insured                               Aaa/AAA           3,203,323
      1,630,000   5.000%, 07/15/17 MBIA Insured                               Aaa/AAA           1,699,780

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------- --------       -------------
                  SALES TAX (CONTINUED)
                  Boulder, Colorado Sales & Use Tax Open Space
                     Series A
$     1,000,000   5.450%, 12/15/12 FGIC Insured Pre-Refunded ...............  Aaa/AAA       $   1,046,790
                  Colorado Springs, Colorado Sales & Use Tax
                     Revenue Service Sales
      1,320,000   5.000%, 12/01/12 .........................................   A1/AA            1,349,330
                  Denver, Colorado City & County Excise
                     Tax Revenue
      2,000,000   5.375%, 09/01/10 FSA Insured .............................  Aaa/AAA           2,063,240
      1,000,000   5.000%, 09/01/11 FSA Insured Pre-Refunded ................  Aaa/AAA           1,036,050
      2,260,000   5.000%, 09/01/12 FSA Insured Pre-Refunded ................  Aaa/AAA           2,341,473
                  Douglas County, Colorado Sales & Use Tax Open
                     Space Revenue
      1,780,000   5.500%, 10/15/12 FSA Insured .............................  Aaa/AAA           1,866,170
                  Golden, Colorado Sales & Use Tax
      1,265,000   5.000%, 12/01/12 AMBAC Insured ...........................  Aaa/AAA           1,315,069
                  Jefferson County, Colorado Open Space Sales Tax
      1,245,000   5.000%, 11/01/11 FGIC Insured ............................  Aaa/AAA           1,275,054
      1,600,000   5.000%, 11/01/13 AMBAC Insured ...........................  Aaa/AAA           1,660,272
      1,080,000   5.000%, 11/01/14 AMBAC Insured ...........................  Aaa/AAA           1,119,377
                  Lakewood, Colorado Sales & Use Tax Revenue
      1,040,000   5.250%, 12/01/09 .........................................  NR/AAA            1,070,940
                  Larimer County, Colorado Sales Tax Revenue Bond
      1,000,000   5.500%, 12/15/12 AMBAC Insured ...........................  Aaa/AAA           1,050,750
                  Longmont, Colorado Sales & Use Tax
      1,875,000   5.500%, 11/15/14 Pre-Refunded ............................  NR/AA+            1,969,163
                  Thornton, Colorado Sales Tax
      1,000,000   5.000%, 09/01/14 FSA Insured .............................  Aaa/AAA           1,035,170
                  Westminster, Colorado Special Purpose Sales & Use
                     Tax Revenue Post Project Series B
      1,055,000   5.500%, 12/01/07 FGIC Insured ............................  Aaa/AAA           1,062,290
        120,000   5.500%, 12/01/07 Pre-Refunded ETM ........................  Aaa/AAA             120,820
                                                                                            -------------
                  Total Sales Tax ..........................................                   28,667,780
                                                                                            -------------

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------- --------       -------------
                  TRANSPORTATION (5.2%)
                  Colorado Department of Transportation-Tax
                     Revenue Anticipation Note
$     1,000,000   6.000%, 06/15/13 AMBAC Insured Pre-Refunded .............. #Aaa/AAA       $   1,062,600
                  Northwest Parkway, Colorado Public Highway
                     Authority Series A
      2,515,000   5.150%, 06/15/14 AMBAC Insured ...........................  Aaa/AAA           2,650,282
                  Regional Transportation District, Colorado COP
      1,190,000   5.000%, 06/01/15 AMBAC Insured ...........................  Aaa/AAA           1,241,944
      1,510,000   4.850%, 06/01/18 AMBAC Insured ...........................  Aaa/AAA           1,572,756
                  Regional Transportation District, Colorado Sales
                     Tax Revenue
      2,000,000   5.000%, 11/01/13 FGIC Insured ............................  Aaa/AAA           2,075,340
      1,000,000   5.000%, 11/01/16 FGIC Insured Pre-Refunded ...............  Aaa/AAA           1,043,030
                  Walker Field, Colorado Public Airport Authority
                     Airport Revenue
      1,000,000   5.000%, 12/01/22 .........................................  BAA3/NR           1,004,140
                                                                                            -------------
                  Total Transportation                                                         10,650,092
                                                                                            -------------
                  WATER & SEWER (13.0%)
                  Boulder, Colorado Water & Sewer Revenue
      1,000,000   5.400%, 12/01/14 .........................................  Aa2/AA+           1,047,690
                  Boulder, Colorado Water & Sewer Revenue Series C
      2,420,000   4.500%, 12/01/18 .........................................  Aa2/AA+           2,453,759
                  Broomfield, Colorado Sewer and Waste Water Revenue
      1,985,000   5.000%, 12/01/15 AMBAC Insured ...........................  Aaa/NR            2,079,585
      1,000,000   5.000%, 12/01/16 AMBAC Insured ...........................  Aaa/NR            1,045,670
                  Broomfield, Colorado Water Activity Enterprise
      1,500,000   5.300%, 12/01/12 MBIA Insured ............................  Aaa/NR            1,578,975
      1,730,000   5.250%, 12/01/13 MBIA Insured ............................  Aaa/NR            1,813,819
                  Colorado Clean Water Revenue
        830,000   5.375%, 09/01/10 Pre-Refunded ............................  Aaa/AAA             845,255
        170,000   5.375%, 09/01/10 Un-Refunded portion .....................  Aaa/AAA             172,797
                  Colorado Metro Wastewater Reclamation District
      1,270,000   5.250%, 04/01/09 .........................................  Aa2/AA            1,283,119

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------- --------       -------------
                  WATER & SEWER (CONTINUED)
                  Colorado Water Resource & Power Development
                     Authority
$     2,675,000   5.000%, 09/01/16 MBIA Insured ............................  Aaa/AAA       $   2,822,847
      1,855,000   5.000%, 09/01/17 MBIA Insured ............................  Aaa/AAA           1,951,646
                  Colorado Water Resource & Power Development
                     Authority Clean Water Revenue Series A
      1,375,000   5.000%, 09/01/12 Pre-Refunded ............................  Aaa/AAA           1,430,825
        260,000   5.000%, 09/01/12 Un-Refunded portion .....................  Aaa/AAA             270,254
                  Colorado Water Resource & Power Development
                     Authority Clean Water Revenue Series B
        820,000   5.500%, 09/01/09 Pre-Refunded ............................  Aaa/AAA             836,220
        180,000   5.500%, 09/01/09 Un-Refunded portion .....................  Aaa/AAA             183,316
                  Colorado Water Resource & Power Development
                     Authority Small Water Resource Series A
        600,000   5.550%, 11/01/13 FGIC Insured Un-Refunded portion ........  Aaa/AAA             630,150
        400,000   5.550%, 11/01/13 FGIC Insured Pre-Refunded ...............  Aaa/AAA             420,484
                  Denver, Colorado City and County Wastewater
                     Revenue
      1,560,000   5.000%, 11/01/15 FGIC Insured ............................  Aaa/AAA           1,629,467
                  Pueblo, Colorado Board Water Works
      1,000,000   5.500%, 11/01/10 FSA Insured .............................  Aaa/AAA           1,049,660
                  Thornton, Colorado Water Enterprise Revenue
      1,445,000   4.500%, 12/01/18 MBIA Insured ............................  Aaa/AAA           1,462,196
                  Ute, Colorado Water Conservancy District
      1,570,000   5.500%, 06/15/12 MBIA Insured ............................  Aaa/AAA           1,638,750
                                                                                            -------------
                  Total Water & Sewer ......................................                   26,646,484
                                                                                            -------------
                  MISCELLANEOUS REVENUE (2.0%)
                  Denver, Colorado City & County Helen Bonfils Project
      1,755,000   5.875%, 12/01/09 .........................................   NR/A+            1,769,251
                  South Suburban, Colorado Park & Recreational District
        350,000   6.000%, 11/01/07 .........................................  Baa2/NR             351,152
                  Thornton, Colorado Development Authority Tax
                     Increment North Washington Street Urban
                     Renewal Project
      1,040,000   4.500%, 12/01/18 MBIA Insured ............................  Aaa/AAA           1,052,376

                                                                             RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------- --------       -------------
                  MISCELLANEOUS REVENUE (CONTINUED)
                  Westminster, Colorado Golf Course Activity
$     1,000,000   5.400%, 12/01/13 Radian Group, Inc. Insured                  NR/AA        $   1,024,910
                                                                                            -------------
                  Total Miscellaneous Revenue                                                   4,197,689
                                                                                            -------------

                  Total Revenue Bonds                                                         135,692,728
                                                                                            -------------
                  Total Investments (cost $200,825,599 - note 4)               99.5%          204,552,319
                  Other assets less liabilities                                 0.5             1,099,954
                                                                              -----         -------------
                                                                              100.0%        $ 205,652,273
                                                                              =====         =============

            * Variable rate demand obligations (VRDOs) are payable upon demand within seven days for securities with weekly liquidity.

                                                                      PERCENT OF
            PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)       PORTFOLIO
            ----------------------------------------------------       ---------
            Aaa of Moody's or AAA of S&P                                 77.2%
            Aa of Moody's or AA of S&P                                   18.9
            A of Moody's or S&P                                           2.6
            Baa of Moody's or BBB of S&P                                  1.3
                                                                        100.0%

                             PORTFOLIO ABBREVIATIONS:
            --------------------------------------------------------------------
            ACA -     American Capital Assurance Financial Guaranty Corp.
            AMBAC -   American Municipal Bond Assurance Corp.
            CIFG -    CDC IXIS Financial Guaranty
            COP -     Certificates of Participation
            ETM -     Escrowed to Maturity
            FGIC -    Financial Guaranty Insurance Co.
            FSA -     Financial Security Assurance
            GNMA -    Government National Mortgage Association
            MBIA -    Municipal Bond Investors Assurance
            NR -      Not Rated
            UCAR -    University Corporation for Atmospheric Research
            XLCA -    XL Capital Assurance
            VRDO -    Variable Rate Demand Obligation

                See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2007 (unaudited)

ASSETS
   Investments at value (cost $200,825,599) ...............................................................          $ 204,552,319
   Cash ...................................................................................................                369,014
   Interest receivable ....................................................................................              1,483,352
   Receivable for Fund shares sold ........................................................................                 48,240
   Other assets ...........................................................................................                 10,706
                                                                                                                     -------------
   Total assets ...........................................................................................            206,463,631
                                                                                                                     -------------
LIABILITIES
   Payable for Fund shares redeemed .......................................................................                545,163
   Dividends payable ......................................................................................                129,462
   Management fee payable .................................................................................                 84,667
   Distribution and service fees payable ..................................................................                 16,883
   Accrued expenses .......................................................................................                 35,183
                                                                                                                     -------------
   Total liabilities ......................................................................................                811,358
                                                                                                                     -------------
NET ASSETS ................................................................................................          $ 205,652,273
                                                                                                                     =============

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share ....................          $     202,730
   Additional paid-in capital .............................................................................            202,589,487
   Net unrealized appreciation on investments (note 4) ....................................................              3,726,720
   Accumulated net realized loss on investments ...........................................................               (625,182)
   Distributions in excess of net investment income .......................................................               (241,482)
                                                                                                                     -------------
                                                                                                                     $ 205,652,273
                                                                                                                     =============

CLASS A
   Net Assets .............................................................................................          $ 189,010,940
                                                                                                                     =============
   Capital shares outstanding .............................................................................             18,631,848
                                                                                                                     =============
   Net asset value and redemption price per share .........................................................          $       10.14
                                                                                                                     =============
   Offering price per share (100/96 of $10.14 adjusted to nearest cent) ...................................          $       10.56
                                                                                                                     =============
CLASS C
   Net Assets .............................................................................................          $  10,981,309
                                                                                                                     =============
   Capital shares outstanding .............................................................................              1,084,606
                                                                                                                     =============
   Net asset value and offering price per share ...........................................................          $       10.12
                                                                                                                     =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ..........................................................          $       10.12*
                                                                                                                     =============

CLASS Y
   Net Assets .............................................................................................          $   5,660,024
                                                                                                                     =============
   Capital shares outstanding .............................................................................                556,569
                                                                                                                     =============
   Net asset value, offering and redemption price per share ...............................................          $       10.17
                                                                                                                     =============

                See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                            STATEMENT OF OPERATIONS
                   SIX MONTHS Ended JUNE 30, 2007 (unaudited)

INVESTMENT INCOME:

     Interest income .............................................................                                $    4,785,022

Expenses:

     Management fee (note 3) .....................................................            $   521,460
     Distribution and service fees (note 3) ......................................                103,805
     Transfer and shareholder servicing agent fees ...............................                 81,210
     Trustees' fees and expenses (note 8) ........................................                 56,600
     Shareholders' reports and proxy statements ..................................                 27,084
     Legal fees (note 3) .........................................................                 25,818
     Custodian fees ..............................................................                 17,113
     Auditing and tax fees .......................................................                  9,422
     Insurance ...................................................................                  8,060
     Registration fees and dues ..................................................                  5,484
     Chief compliance officer (note 3) ...........................................                  2,253
     Miscellaneous ...............................................................                 17,767
                                                                                              -----------
     Total expenses ..............................................................                876,076

     Expenses paid indirectly (note 6) ...........................................                 (9,329)
                                                                                              -----------
     Net expenses ................................................................                                       866,747
                                                                                                                  --------------
     Net investment income .......................................................                                     3,918,275

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .......................                (82,870)
     Change in unrealized appreciation on investments ............................             (3,284,846)

     Net realized and unrealized gain (loss) on investments ......................                                    (3,367,716)
                                                                                                                  --------------
     Net change in net assets resulting from operations ..........................                                $      550,559
                                                                                                                  ==============

                See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS ENDED
                                                                                           JUNE 30, 2007             YEAR ENDED
                                                                                            (UNAUDITED)           DECEMBER 31, 2006
                                                                                         -----------------        -----------------
OPERATIONS:
     Net investment income .........................................................       $   3,918,275           $   8,609,285
     Net realized gain (loss) from securities transactions .........................             (82,870)               (296,973)
     Change in unrealized appreciation on investments ..............................          (3,284,846)             (1,494,446)
                                                                                           -------------           -------------
        Change in net assets from operations .......................................             550,559               6,817,866
                                                                                           -------------           -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
     Class A Shares:
     Net investment income .........................................................          (3,890,834)             (8,364,068)

     Class C Shares:
     Net investment income .........................................................            (173,919)               (376,548)

     Class Y Shares:
     Net investment income .........................................................            (116,567)               (481,457)
                                                                                           -------------           -------------
        Change in net assets from distributions ....................................          (4,181,320)             (9,222,073)
                                                                                           -------------           -------------

CAPITAL SHARE TRANSACTIONS (note 7):
     Proceeds from shares sold .....................................................           9,912,710              16,194,654
     Reinvested dividends and distributions ........................................           2,364,939               5,247,141
     Cost of shares redeemed .......................................................         (18,459,565)            (49,357,648)
                                                                                           -------------           -------------
     Change in net assets from capital share transactions ..........................          (6,181,916)            (27,915,853)
                                                                                           -------------           -------------
        Change in net assets .......................................................          (9,812,677)            (30,320,060)

NET ASSETS:
     Beginning of period ...........................................................         215,464,950             245,785,010
                                                                                           -------------           -------------
     End of period* ................................................................       $ 205,652,273           $ 215,464,950
                                                                                           =============           =============

     * Includes distributions in excess of net investment income
      and undistributed net investment income, respectively of: ....................       $    (241,482)          $      21,563
                                                                                           =============           =============

                See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2007 (UNAUDITED)

1.    ORGANIZATION

      Tax-Free Fund of Colorado (the "Fund"), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution and service fee. As of the report date no Class I Shares were outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On December 31, 2006 the Fund increased undistributed net investment income by $610,262 and decreased additional paid-in capital by $610,262 due primarily to differing book/tax treatment of distributions and bond amortization.

g) ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 required the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would have been recorded as a tax benefit or expense in the current year. FIN 48 was effective for the Fund on June 29, 2007 and there were no uncertain tax positions to be reflected in the Fund's financial statements at June 30, 2007.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on the Fund's financial statements.

3.    FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.

      Kirkpatrick Pettis Capital Management, Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of the Davidson Companies, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund's average net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the effect of the Fund's payments under its Distribution Plan, as described below, on the above management fees and as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)   DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund currently makes payment of this distribution fee at the annual rate of 0.05 of 1% of the Fund's average net assets represented by Class A Shares. The Board of Trustees and shareholders approved an amendment to the Fund's Distribution Plan applicable to Class A Shares which permits the Fund to make service fee payments at the rate of up to
0.15 of 1% on the entire net assets represented by Class A Shares. For the six months ended June 30, 2007, distribution fees on Class A Shares amounted to $47,934 of which the Distributor retained $1,822.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30,2007, amounted to $41,903. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25 of 1% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2007 amounted to $13,968. The total of these payments with respect to Class C Shares amounted to $55,871 of which the Distributor retained $13,001.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Colorado, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2007, total commissions on sales of Class A Shares amounted to $98,072 of which the Distributor received $19,500.

c)   OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended June 30, 2007, the Fund incurred $25,140 of legal fees allocable to Hollyer Brady Barrett & Hines LLP ("Hollyer Brady") and its successor, Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund was a partner at Hollyer Brady and is a shareholder of its successor.

4.   PURCHASES AND SALES OF SECURITIES

      During the six months ended June 30, 2007, purchases of securities and proceeds from the sales of securities aggregated $9,809,336 and $11,960,085, respectively.

      At June 30, 2007, the aggregate tax cost for all securities was $200,802,021. At June 30, 2007 the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $4,180,237 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $429,939 for a net unrealized appreciation of $3,750,298.

5.   PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers' ability to meet their obligations.

6.   EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7.   CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2007                               YEAR ENDED
                                                                   (UNAUDITED)                             DECEMBER 31, 2006
                                                       ----------------------------------         ---------------------------------
                                                           SHARES               AMOUNT               SHARES               AMOUNT
                                                        ------------         ------------         ------------         ------------
CLASS A SHARES:
   Proceeds from shares sold ...................             813,258         $  8,345,592            1,276,887         $ 13,173,965
   Reinvested distributions ....................             219,930            2,253,390              473,577            4,889,312
   Cost of shares redeemed .....................          (1,574,630)         (16,178,388)          (3,504,597)         (36,133,383)
                                                        ------------         ------------         ------------         ------------
      Net change ...............................            (541,442)          (5,579,406)          (1,754,133)         (18,070,106)
                                                        ------------         ------------         ------------         ------------
CLASS C SHARES:
   Proceeds from shares sold ...................              89,503              915,970              119,840            1,233,789
   Reinvested distributions ....................               8,947               91,509               18,176              187,305
   Cost of shares redeemed .....................            (155,258)          (1,589,369)            (246,633)          (2,541,592)
                                                        ------------         ------------         ------------         ------------
      Net change ...............................             (56,808)            (581,890)            (108,617)          (1,120,498)
                                                        ------------         ------------         ------------         ------------
CLASS Y SHARES:
   Proceeds from shares sold ...................              63,411              651,148              172,601            1,786,900
   Reinvested distributions ....................               1,948               20,040               16,528              170,524
   Cost of shares redeemed .....................             (67,238)            (691,808)          (1,035,385)         (10,682,673)
                                                        ------------         ------------         ------------         ------------
      Net change ...............................              (1,879)             (20,620)            (846,256)          (8,725,249)
                                                        ------------         ------------         ------------         ------------
Total transactions in Fund shares ..............            (600,129)        $ (6,181,916)          (2,709,006)        $(27,915,853)
                                                        ============         ============         ============         ============

8.   TRUSTEES' FEES AND EXPENSES

      At June 30, 2007 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended June 30, 2007 was $38,184, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended June 30, 2007, such meeting-related expenses amounted to $18,416.

9.   SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10.   INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. However, due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. At December 31, 2006, the Fund had a capital loss carryover of $542,312 of which $245,339 expires in 2012 and $296,973 expires in 2014. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

      The tax character of distributions:

                                                      Year Ended December 31,
                                                       2006              2005
                                                    ----------        ----------
      Net tax-exempt income                        $ 8,611,722       $ 9,394,426
      Ordinary income                                  610,351           546,600
                                                   -----------       -----------
                                                   $ 9,222,073       $ 9,941,026
                                                   ===========       ===========

      As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

      Unrealized appreciation                      $7,033,129
      Accumulated net realized loss                  (542,312)
                                                   ----------
                                                   $6,490,817
                                                   ==========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.

11.  RECENT DEVELOPMENTS

      In late May, 2007, the U. S. Supreme Court agreed to hear an appeal in DEPARTMENT OF REVENUE OF KENTUCKY V. DAVIS, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. If the U.S. Supreme Court affirms the prior decision, Kentucky (and all other states that differentially tax interest on municipal bonds) may then be required to accord equal income tax treatment to all municipal bond interest. While it is impossible to predict the consequences of such an outcome, they may include effects on the net asset values of the shares, and/or on the tax treatment of the dividends, of some or all single-state municipal bond funds, including the Fund. The case is expected to be heard and decided during the U.S. Supreme Court's October 2007 - April 2008 term, with a decision likely to be handed down in 2008.

                            TAX-FREE FUND OF COLORADO
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  Class A
                                                 ----------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                               Year Ended December 31,
                                                   6/30/07       ------------------------------------------------------------------
                                                 (unaudited)        2006          2005          2004          2003          2002
                                                 ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period ..........  $    10.32      $    10.42    $    10.68    $    10.84    $    10.82    $    10.32
                                                 ----------      ----------    ----------    ----------    ----------    ----------
Income (loss) from investment operations:
   Net investment income+ .....................        0.19            0.39          0.39          0.40          0.41          0.43
   Net gain (loss) on securities (both realized
      and unrealized) .........................       (0.16)          (0.07)        (0.23)        (0.13)         0.05          0.52
                                                 ----------      ----------    ----------    ----------    ----------    ----------
   Total from investment operations ...........        0.03            0.32          0.16          0.27          0.46          0.95
                                                 ----------      ----------    ----------    ----------    ----------    ----------
Less distributions (note 10):
   Dividends from net investment income .......       (0.21)          (0.42)        (0.42)        (0.43)        (0.44)        (0.45)
   Distributions from capital gains ...........          --              --            --            --            --            --
                                                 ----------      ----------    ----------    ----------    ----------    ----------
   Total distributions ........................       (0.21)          (0.42)        (0.42)        (0.43)        (0.44)        (0.45)
                                                 ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period ................  $    10.14      $    10.32    $    10.42    $    10.68    $    10.84    $    10.82
                                                 ==========      ==========    ==========    ==========    ==========    ==========
Total return (not reflecting sales charge) ....        0.25%*          3.11%         1.53%         2.57%         4.32%         9.36%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...  $  189,011      $  197,926    $  218,111    $  226,070    $  233,109    $  215,195
   Ratio of expenses to average net assets ....        0.79%**         0.79%         0.79%         0.75%         0.74%         0.75%
   Ratio of net investment income to average
      net assets ..............................        3.80%**         3.76%         3.73%         3.76%         3.81%         4.05%
   Portfolio turnover rate ....................        4.73%*          7.48%        10.57%        12.55%         6.16%         6.95%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....        0.78%**         0.78%         0.79%         0.74%         0.74%         0.74%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

                           TAX-FREE FUND OF COLORADO
                        FINANCIAL HIGHLIGHTS (continued)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                          Class C
                                                        -----------------------------------------------------------------------
                                                         Six Months
                                                           Ended                     Year Ended December 31,
                                                          6/30/07      --------------------------------------------------------
                                                        (unaudited)      2006        2005        2004        2003        2002
                                                        -----------    --------    --------    --------    --------    --------
Net asset value, beginning of period ..................  $  10.30      $  10.40    $  10.66    $  10.82    $  10.80    $  10.30
                                                         --------      --------    --------    --------    --------    --------
Income (loss) from investment operations:
   Net investment income+ .............................      0.15          0.29        0.29        0.30        0.31        0.31
   Net gain (loss) on securities (both
     realized and unrealized) .........................     (0.17)        (0.07)      (0.23)      (0.13)       0.04        0.53
                                                         --------      --------    --------    --------    --------    --------
   Total from investment operations ...................     (0.02)         0.22        0.06        0.17        0.35        0.84
                                                         --------      --------    --------    --------    --------    --------
Less distributions (note 10):
   Dividends from net investment income ...............     (0.16)        (0.32)      (0.32)      (0.33)      (0.33)       0.34)

   Distributions from capital gains ...................        --            --          --          --          --          --
                                                         --------      --------    --------    --------    --------    --------
   Total distributions ................................     (0.16)        (0.32)      (0.32)      (0.33)      (0.33)      (0.34)
                                                         --------      --------    --------    --------    --------    --------
Net asset value, end of period ........................  $  10.12      $  10.30    $  10.40    $  10.66    $  10.82    $  10.80
                                                         ========      ========    ========    ========    ========    ========
Total return (not reflecting sales charge) ............     (0.22)%*       2.14%       0.57%       1.60%       3.33%       8.32%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...........  $ 10,981       $ 11,760    $13,003    $ 15,210    $ 15,820    $  9,109
   Ratio of expenses to average net assets ............      1.74%**       1.74%       1.74%       1.70%       1.69%       1.68%
   Ratio of net investment income to
     average net assets ...............................      2.85%**       2.81%       2.78%       2.81%       2.83%       2.99%
   Portfolio turnover rate ............................      4.73%*        7.48%      10.57%      12.55%       6.16%       6.95%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets ...............      1.73%**       1.73%       1.74%       1.69%       1.68%       1.67%

                                                                                       Class Y
                                                        -----------------------------------------------------------------------
                                                        Six Months
                                                         Ended                    Year Ended December 31,
                                                          6/30/07      --------------------------------------------------------
                                                        (unaudited)      2006        2005        2004        2003        2002
                                                        -----------    --------    --------    --------    --------    --------
Net asset value, beginning of period ..................  $  10.35      $  10.44    $  10.71    $  10.86    $  10.84    $  10.33
                                                         --------      --------    --------    --------    --------    --------
Income (loss) from investment operations:
   Net investment income+ .............................      0.20          0.40        0.40        0.41        0.42        0.44
   Net gain (loss) on securities (both
     realized and unrealized) .........................     (0.17)        (0.07)      (0.24)      (0.12)       0.04        0.52
                                                         --------      --------    --------    --------    --------    --------
   Total from investment operations ...................      0.03          0.33        0.16        0.29        0.46        0.96
                                                         --------      --------    --------    --------    --------    --------
Less distributions (note 10):
   Dividends from net investment income ...............     (0.21)        (0.42)      (0.43)      (0.44)      (0.44)
                                                                                                                          (0.45)
   Distributions from capital gains ...................        --            --          --          --          --          --
                                                         --------      --------    --------    --------    --------    --------
   Total distributions ................................     (0.21)        (0.42)      (0.43)      (0.44)      (0.44)      (0.45)
                                                         --------      --------    --------    --------    --------    --------
Net asset value, end of period ........................  $  10.17      $  10.35    $  10.44    $  10.71    $  10.86    $  10.84
                                                         ========      ========    ========    ========    ========    ========
Total return (not reflecting sales charge) ............      0.28%*        3.26%       1.49%       2.73%       4.37%       9.50%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...........  $  5,660      $  5,779    $ 14,671    $ 15,608    $ 13,760    $  7,482
   Ratio of expenses to average net assets ............      0.74%**       0.75%       0.70%       0.69%       0.69%
   Ratio of net investment income to
     average net assets ...............................      3.85%**       3.82%       3.77%       3.81%       3.85%       4.07%
   Portfolio turnover rate ............................      4.73%*        7.48%      10.57%      12.55%       6.16%       6.95%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ............      0.73%**       0.74%       0.74%       0.69%       0.69%       0.69%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED JUNE 30, 2007

                    ACTUAL
                 TOTAL RETURN       BEGINNING         ENDING        EXPENSES
                    WITHOUT          ACCOUNT          ACCOUNT     PAID DURING
                SALES CHARGES(1)      VALUE            VALUE      THE PERIOD(2)
-------------------------------------------------------------------------------
Class A               0.25%        $   1,000.00    $   1,002.50    $   3.87
-------------------------------------------------------------------------------
Class C              (0.22)%       $   1,000.00    $     997.80    $   8.57
-------------------------------------------------------------------------------
Class Y               0.28%        $   1,000.00    $   1,002.80    $   3.63
-------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.78%, 1.73% AND 0.73% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED JUNE 30, 2007

                  Hypothetical
                   Annualized       Beginning        Ending       Expenses
                      Total          Account         Account     Paid During
                     Return           Value           Value      the Period(1)
--------------------------------------------------------------------------------
Class A               5.00%         $1,000.00       $1,020.93       $3.91
--------------------------------------------------------------------------------
Class C               5.00%         $1,000.00       $1,016.22       $8.65
--------------------------------------------------------------------------------
Class Y               5.00%         $1,000.00       $1,021.17       $3.66
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.78%, 1.73% AND 0.73% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Fundssm produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website at http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2007 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

                    SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund of Colorado (the "Fund") was held on June 21, 2007. The holders of shares representing 77% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

                             DOLLAR AMOUNT OF VOTES
                             ----------------------

        TRUSTEE                    FOR                         WITHHELD
        -------                    ---                         --------
        Tucker Hart Adams          $160,776,428                $1,663,336
        Thomas A. Christopher      $160,805,938                $1,633,827
        Gary C. Cornia             $160,805,938                $1,633,827
        Diana P. Herrmann          $159,743,750                $2,696,014
        Lyle W. Hillyard           $160,721,447                $1,718,318
        John C. Lucking            $160,726,092                $1,713,672
        Anne J. Mills              $160,776,428                $1,663,336

2. To ratify the selection of Tait, Weller & Baker LLP as the Fund's independent registered public accounting firm.

                             DOLLAR AMOUNT OF VOTES
                             ----------------------

                                   FOR             AGAINST         ABSTAIN
                                   ---             -------         -------
                                   $157,155,391    $756,493        $4,527,869

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT AND THE SUB-ADVISORY AGREEMENT

      Renewal until April 30, 2008 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Fund and the Manager and the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Manager and Kirkpatrick Pettis Capital Management, Inc. (the "Sub-Adviser") was approved by the Board of Trustees and the independent Trustees in March, 2007. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o     The Annual Report of the Fund for the year ended December 31, 2006;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The Trustees considered the Advisory and Administration Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER AND THE SUB-ADVISER.

      The Manager has provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance, and had not been subject to the kinds of regulatory and legal difficulties affecting a number of other investment advisers.

      The Manager has arranged for the Sub-Adviser to provide local management of the Fund's portfolio. The Trustees noted that the Sub-Adviser employed Mr. Christopher Johns as portfolio manager for the Fund, and had provided facilities for credit analysis of the Fund's portfolio securities. Mr. Johns, based in Denver, has provided local information regarding specific holdings in the Fund's portfolio. The portfolio manager has also been available and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle for residents of Colorado in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Colorado state-specific municipal bond funds, the portfolio of the Fund was of significantly higher quality and contained no securities subject to the alternative minimum tax.

      The Board concluded that a commendable quality of services was provided and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and the Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND, THE MANAGER AND THE SUB-ADVISER.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its local competitors and with national averages and with benchmark indices. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Colorado funds, the Fund has had investment performance that is below that of its peers for one-, five- and ten-year periods, with lower investment performance explained by the Fund's generally higher-quality portfolio and generally shorter average maturities.

      The Board concluded that the performance of the Fund was acceptable in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND THE SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Fund.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, being less than the national average, and by the Fund's local competitors.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Fund, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Manager and the Sub-Adviser did not argue against approval of the fees to be paid under the Advisory Agreement or the Sub-Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's asset size had declined in recent years. They concluded that the uncertain interest rate environment might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicate that the Fund's fees are already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement and Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND THE SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

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

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC 380
  Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  KIRKPATRICK PETTIS CAPITAL MANAGEMENT, INC.
  1600 Broadway, Suite 1100
  Denver, Colorado 80202

BOARD OF TRUSTEES
  Anne J. Mills, Chair
  Gary C. Cornia, Vice Chair
  Tucker Hart Adams
  Thomas A. Christopher
  Diana P. Herrmann
  Lyle W. Hillyard
  John C. Lucking

TRUSTEE EMERITUS
  J. William Weeks

OFFICERS
  Diana P. Herrmann, President
  Stephen J. Caridi, Senior Vice President
  Emily T. Rae, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC Inc.
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMORGAN CHASE BANK, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

	Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND OF COLORADO


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
September 6, 2007



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
September 6, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
September 6, 2007



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 6, 2007




TAX-FREE FUND OF COLORADO

EXHIBIT INDEX



(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.